                                                 NEUBERGER BERMAN


         Neuberger Berman
         Income Trust -Registered Trademark-
         ----------------------------------------------------------
         LIMITED MATURITY BOND TRUST       ANNUAL REPORT
                                           OCTOBER 31, 1998

TABLE OF CONTENTS

    THE TRUST

    PRESIDENT'S LETTER                             A-4

    GROWTH OF A DOLLAR CHART
    COMPARISON OF A $10,000 INVESTMENT             B-1

    FINANCIAL STATEMENTS                           B-3

    FINANCIAL HIGHLIGHTS
    PER SHARE DATA                                 B-9

    REPORT OF INDEPENDENT AUDITORS                B-11

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                       B-12

    FINANCIAL STATEMENTS                          B-21

    FINANCIAL HIGHLIGHTS                          B-28

    REPORT OF INDEPENDENT AUDITORS                B-29

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

PRESIDENT'S LETTER                                             December 18, 1998

Dear Shareholder,
  Bonds enjoyed another good year in fiscal 1998. U.S. Treasuries were the biggest winners as investors responded to global economic and stock market instability by seeking the safety of one of the world's most secure credits. Government bonds of larger European countries also benefited substantially from the international "flight to quality." Although August and September were not stellar months, returns on corporate bonds were positive. However, corporate bond returns declined in October as investors began focusing on the potentially negative impact of slowing global economies on corporate cash flows and earnings. Likewise, mortgage securities also delivered positive returns in August and September, but lost momentum late in the year with declining interest rates sparking another refinancing boom. High-yield securities closed the fiscal year relatively flat, as growing economic uncertainty caused investors to seek higher credit-quality ground.
  During August and early September, when economic events in faraway places like Russia, Japan and Hong Kong began having more of an impact on our markets than local economic conditions, the Neuberger Berman fixed income investment team worked around the clock monitoring our portfolios. This dedication, along with our focus on quality and disciplined securities selection, helped our funds post competitive returns in fiscal 1998.
  Looking ahead, we continue to be relatively bullish on the intermediate-term prospects for the fixed income markets. We believe, in the near term, European government bonds could outpace U.S. Treasuries for two reasons. First, the dollar is likely to remain somewhat weak relative to most developed world currencies. Second, we believe there will be widespread acceptance of the new Euro.
  In the domestic market, we believe the best opportunities may be in those sectors that lagged Treasuries in fiscal 1998. As of this writing, triple B-rated corporate bonds (as rated by Standard & Poor's and Moody's) yielded 111-197 basis points (1.11%-1.97%) more than Treasuries -- a yield advantage that we believe sufficiently compensates investors for the additional risk posed by a slowing U.S. economy.+ Despite the refinancing boom, we continue to maintain a favorable outlook for selected mortgage securities. In particular, the Limited Maturity Bond Portfolio is, as of this writing, concentrated in lower coupon mortgage securities (mortgage pools with average coupons closest to prevailing mortgage rates), which have lower prepayment risk. We have also built positions in prepayment-protected government agency mortgage securities.
  Going forward, we may continue to see volatility in the high-yield bond market, which often mirrors stock market trends. However, yields relative to Treasuries are now at the highest level since the aftermath of the 1990-91 recession. In our opinion, this indicates that the risk of a mild recession in 1999 is already reflected in current prices. As always, securities selection is critical in the high-yield sector and we believe our research-intensive, "laser-like" approach will help us identify potentially rewarding investments.
  We have always believed that stocks help investors eat well, but bonds help them sleep well. In the second half of fiscal 1998, investors with rich, equity-only diets suffered severe heartburn and bouts of insomnia. Those with healthy portions of carefully selected bonds on their investment plates experienced some mild indigestion, but slept quite peacefully despite the loud racket produced by international economic turmoil. We won't make any predictions regarding the future health of the stock market but, as good investment nutritionists, we continue to recommend a balanced diet featuring bonds as well as stocks.
  LIMITED MATURITY BOND TRUST In response to falling interest rates, we extended the portfolio's average duration to approximately two years at the end of this reporting period. We anticipate extending this duration even further if the Federal Reserve cuts rates again in the coming months, which is, in our view, a likely prospect considering the slowing domestic economy and the Fed's seemingly new role as global economic firefighter.
  The portfolio's asset allocation has not changed substantially over the last six months. We maintained our exposure to corporate bonds at approximately 64% of the portfolio as their yield advantage over Treasuries expanded both in the investment-grade and high-yield sectors. Asset-backed and mortgage securities allocations remained approximately 13.6% and 4.8%, respectively. Another 2.0% of assets was invested in foreign government securities while the remaining balance was in Treasuries and Agency Securities.
  In fiscal 1998, the big story in the fixed income markets has been the exceptional performance of Treasuries versus all other sectors. We believe tomorrow's headlines will be about the superior relative performance of these lagging credit sectors, which in our opinion are now quite cheap. We also believe that investment-grade and high-yield corporates are now priced as if a 1999 recession and materially higher default rates are guaranteed. While we can't predict the future, we think Federal Reserve easing will result in a "soft landing" for the economy as it did in 1995. Even if the economy does contract briefly, we doubt we will see the kind of troublesome default rates that are reflected in current prices. If we are right, investment-grade and high-yield corporate bonds could perform quite well in the year ahead.
  Mortgage securities have been under pressure due to a refinancing boom that has increased prepayment risk and, therefore, lowered the prospect for yields on mortgage pools. We believe we have largely insulated the portfolio from prepayment risk by concentrating in lower-coupon, shorter-maturity mortgage pools, which are least likely to be depleted by refinancing.
  In closing, we believe bonds performed their job in fiscal 1998 -- preserving and enhancing assets in the midst of global economic and stock market distress. We are pleased to have helped see our shareholders through these troubled times. Going forward, we trust investors will have a greater appreciation for the valuable role bonds play in a truly diversified investment program.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Trust

+Bloomberg L.P. 11/18/98

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Limited Maturity Bond Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)
                                                                              MERRILL LYNCH
                                                  LIMITED MATURITY                 1-3 YEAR
                                                        BOND TRUST        TREASURY INDEX(2)
1 YEAR                                                      +4.79%                   +7.70%
5 YEAR                                                      +5.03%                   +6.01%
10 YEAR                                                     +6.83%                   +7.34%
                                                                              Merrill Lynch
                                                  Limited Maturity                 1-3 Year
                                                        Bond Trust           Treasury Index
1988                                                       $10,000                  $10,000
1989                                                       $10,956                  $10,941
1990                                                       $11,816                  $11,898
1991                                                       $13,103                  $13,240
1992                                                       $14,134                  $14,325
1993                                                       $15,158                  $15,159
1994                                                       $15,156                  $15,339
1995                                                       $16,424                  $16,711
1996                                                       $17,293                  $17,699
1997                                                       $18,483                  $18,847
1998                                                       $19,370                  $20,298

   The performance information for Neuberger Berman Limited Maturity Bond Trust-Registered Trademark- ("Limited Maturity Bond Trust") is as of October 31, 1998. Limited Maturity Bond Trust commenced operations on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Limited Maturity Bond Fund-Registered Trademark- ("Sister Fund"), which is also managed by Neuberger Berman Management Inc-Registered Trademark-. The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Neuberger Berman Management Inc. has voluntarily undertaken to reimburse Limited Maturity Bond Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed .80% per annum of Limited Maturity Bond Trust's average daily net assets, subject to termination upon 60 days' prior written notice. Absent such reimbursement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                     October 31,
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                  1998
                                                    --------------
ASSETS
      Investment in Portfolio, at value (Note A)    $      60,759
      Receivable for Trust shares sold                         96
                                                           -------
                                                           60,855
                                                           -------
LIABILITIES
      Payable for Trust shares redeemed                       317
      Accrued expenses                                         92
      Payable to administrator  -- net (Note B)                25
                                                           -------
                                                              434
                                                           -------
NET ASSETS at value                                 $      60,421
                                                           -------

NET ASSETS consist of:
      Par value                                     $           6
      Paid-in capital in excess of par value               60,988
      Accumulated net realized losses on
        investment                                           (828)
      Net unrealized appreciation in value of
        investment                                            255
                                                           -------
NET ASSETS at value                                 $      60,421
                                                           -------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                         6,395
                                                           -------

NET ASSET VALUE, offering and redemption price per
  share                                                     $9.45
                                                           -------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                      For the
                                                     Year Ended
                                                    October 31,
(000'S OMITTED)                                         1998
                                                    ------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $     3,335
                                                          ------
    Expenses:
      Administration fee (Note B)                           248
      Shareholder reports                                    78
      Registration and filing fees                           43
      Shareholder servicing agent fees                       18
      Amortization of deferred organization and
        initial offering expenses (Note A)                   15
      Legal fees                                             11
      Auditing fees                                          11
      Custodian fees                                         10
      Trustees' fees and expenses                             4
      Miscellaneous                                           1
      Expenses from Portfolio (Notes A & B)                 165
                                                          ------
        Total expenses                                      604
      Expenses reimbursed by administrator and
        reduced by custodian fee expense offset
        arrangement (Note B)                               (207)
                                                          ------
        Total net expenses                                  397
                                                          ------
        Net investment income                             2,938
                                                          ------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  PORTFOLIO (NOTE A)
    Net realized loss on investment securities              (43)
    Net realized loss on financial futures
      contracts                                            (550)
    Net realized loss on foreign currency
      transactions                                          (86)
    Change in net unrealized appreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                             (6)
                                                          ------
        Net loss on investments from Portfolio
          (Note A)                                         (685)
                                                          ------
        Net increase in net assets resulting from
          operations                                $     2,253
                                                          ------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Trust

                                                   Year Ended
                                                   October 31,
(000'S OMITTED)                               1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       2,938   $       2,051
    Net realized loss on investments
      from Portfolio (Note A)                      (679)            (40)
    Change in net unrealized
      appreciation of investments from
      Portfolio (Note A)                             (6)            163
                                          -----------------------------
    Net increase in net assets resulting
      from operations                             2,253           2,174
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                        (2,948)         (2,053)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    32,828          29,132
    Proceeds received in connection with
      merger (Note D)                             7,929              --
    Proceeds from reinvestment of
      dividends                                   2,944           2,050
    Payments for shares redeemed                (19,981)        (15,135)
                                          -----------------------------
    Net increase from Trust share
      transactions                               23,720          16,047
                                          -----------------------------
NET INCREASE IN NET ASSETS                       23,025          16,168
NET ASSETS:
    Beginning of year                            37,396          21,228
                                          -----------------------------
    End of year                           $      60,421   $      37,396
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                          3,447           3,052
    Issued in connection with merger
      (Note D)                                      830              --
    Issued on reinvestment of dividends             309             215
    Redeemed                                     (2,098)         (1,587)
                                          -----------------------------
    Net increase in shares outstanding            2,488           1,680
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Trust (the "Fund") is a separate operating series of Neuberger Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      If additional series of the Trust are established, the assets of each series would belong only to that series, and the liabilities of each series would be borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in Neuberger Berman Limited Maturity Bond Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (17.04% at October 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($86, $11,896, $24,346, $97,541, $48,668, and $580,400 expiring in 2001,
   2002, 2003, 2004, 2005, and 2006, respectively, determined as of October 31,
   1998), it is the policy of the Fund not to distribute such gains. The capital loss carryforwards shown above for the Fund include $26,716 expiring in 2004, which was acquired on February 27, 1998, in the merger with Neuberger Berman Ultra Short Bond Trust-Registered Trademark- ("Ultra Short"). The use of these losses to offset future gains may be limited in a given year.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund were fully amortized as of October 31, 1998.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.50% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.80% per annum of the

Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended October 31, 1998, such excess expenses amounted to $206,630.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $76.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1998, additions and reductions in the Fund's investment in the Portfolio amounted to $26,175,000 and $14,369,000, respectively.

NOTE D -- MERGER:
   On February 27, 1998, the Fund acquired all of the net assets of Ultra Short pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. The merger was accomplished by a tax-free exchange of 830,305 shares of the Fund (valued at $7,929,412) for the 804,681 shares of Ultra Short outstanding on February 27, 1998. Ultra Short's net assets at that date ($7,929,412), including $49,314 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Ultra Short immediately before the merger were $44,233,863 and $7,929,412, respectively, resulting in aggregate net assets of $52,163,275 immediately after the merger.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                               Year Ended October 31,
                                              1998         1997         1996         1995         1994
                                            ------------------------------------------------------------
Net Asset Value, Beginning of Year          $   9.57     $   9.53     $   9.61     $   9.43     $   9.97
                                            ------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .57          .60          .57          .58          .54
    Net Gains or Losses on Securities
     (both realized and unrealized)             (.12)         .04         (.08)         .18         (.54)
                                            ------------------------------------------------------------
      Total From Investment Operations           .45          .64          .49          .76           --
                                            ------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.57)        (.60)        (.57)        (.58)        (.54)
                                            ------------------------------------------------------------
Net Asset Value, End of Year                $   9.45     $   9.57     $   9.53     $   9.61     $   9.43
                                            ------------------------------------------------------------
Total Return(1)                                +4.79%       +6.88%       +5.29%       +8.36%       -0.01%
                                            ------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $   60.4     $   37.4     $   21.2     $   11.9     $    6.7
                                            ------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(2)                               .80%         .80%         .81%         .77%          --
                                            ------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(3)                                   .80%         .80%         .80%         .77%         .70%
                                            ------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                         5.94%        6.25%        6.06%        6.16%        5.72%
                                            ------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Limited Maturity Bond Trust
1) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
2) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
3) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                               Year Ended October 31,
                                                  1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------
Net Expenses                                      1.22%      1.24%      1.91%      2.18%      2.50%

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Trust and
Shareholders of:
Neuberger Berman Limited Maturity Bond Trust

   We have audited the accompanying statement of assets and liabilities of the Neuberger Berman Limited Maturity Bond Trust, the only series of Neuberger Berman Income Trust (the "Trust"), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Neuberger Berman Income Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 1998

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
               U.S. TREASURY SECURITIES
               (3.9%)
  $   1,785    U.S. Treasury Notes, 5.875%,
               due 2/15/00                        TSY        TSY       $   1,820
      2,220    U.S. Treasury Notes, 6.75%,
               due 4/30/00                        TSY        TSY           2,297
      7,980    U.S. Treasury Notes, 5.75%,
               due 11/15/00                       TSY        TSY           8,203
      1,640    U.S. Treasury
               Inflation-Indexed Notes,
               3.375%, due 1/15/07                TSY        TSY           1,613
                                                                     -------------
               TOTAL U.S. TREASURY SECURITIES
               (COST $13,677)                                             13,933
                                                                     -------------
               U.S. GOVERNMENT AGENCY
               SECURITIES (10.7%)
     20,000    Federal Home Loan Bank,
               Discount Notes, 5.09%, due
               11/6/98                            AGY        AGY          19,989
     10,000    Freddie Mac, Discount Notes,
               4.77%, due 11/12/98                AGY        AGY           9,987
      8,338    Federal Farm Credit Bank,
               Discount Notes, 4.90%, due
               11/20/98                           AGY        AGY           8,334
                                                                     -------------
               TOTAL U.S. GOVERNMENT AGENCY
               SECURITIES
               (COST $38,282)                                             38,310
                                                                     -------------
               MORTGAGE-BACKED SECURITIES
               (4.8%)
FANNIE MAE
         33    Balloon Pass-Through
               Certificates, 8.50%, due
               11/1/98                            AGY        AGY              35
      1,364    Balloon Pass-Through
               Certificates, 7.00%, due
               8/1/03                             AGY        AGY           1,391
        140    REMIC Floating Rate CMO, Ser.
               1992-59F, 5.68125%, due
               8/25/06                            AGY        AGY             140
      5,996    Pass-Through Certificates,
               7.00%, due 9/1/03 & 6/1/11         AGY        AGY           6,153
      5,993    Pass-Through Certificates,
               6.50%, due 4/1/13                  AGY        AGY           6,079
FREDDIE MAC
         85    Gold Balloon Mortgage
               Participation Certificates,
               6.50%, due 9/1/99                  AGY        AGY              86
         64    Mortgage Participation
               Certificates, 10.50%, due
               10/1/00 & 12/1/00                  AGY        AGY              67

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $     256    Mortgage Participation
               Certificates, 8.50%, due
               10/1/01                            AGY        AGY       $     263
        156    ARM Certificates, 7.00%, due
               1/1/17                             AGY        AGY             156
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        739    Pass-Through Certificates,
               7.50%, due 10/15/09-10/15/10       AGY        AGY             762
      1,818    Pass-Through Certificates,
               7.00%, due 4/15/11                 AGY        AGY           1,865
        133    Pass-Through Certificates,
               12.00%, due 5/15/12-3/15/15        AGY        AGY             153
                                                                     -------------
               TOTAL MORTGAGE-BACKED
               SECURITIES
               (COST $16,785)                                             17,150
                                                                     -------------
               ASSET-BACKED SECURITIES
               (13.6%)
        118    Chase Manhattan Grantor Trust,
               Automobile Loan Pass-Through
               Certificates, Ser. 1997-A,
               Class A-2, 5.95%, due 10/15/99     Aaa        AAA             118
      4,223    PNC Student Loan Trust I, Ser.
               1997-2, Class A-2, 6.138%, due
               1/25/00                            Aaa        AAA           4,326
         87    Premier Auto Trust, Ser.
               1997-1, Class A-2, 5.90%, due
               4/6/00                             Aaa        AAA              88
      3,045    Money Store Auto Grantor
               Trust, Ser. 1997-2, Class A-1,
               6.17%, due 3/20/01                 Aaa        AAA           3,088
        458    Chase Manhattan Grantor Trust,
               Automobile Loan Pass-Through
               Certificates, Ser. 1995-A,
               6.00%, due 9/17/01                 Aaa        AAA             458
      6,500    Ford Credit Auto Loan Master
               Trust, Auto Loan Certificates,
               Ser. 1996-1, 5.50%, due
               2/15/03                            Aaa        AAA           6,604
        254    Honda Auto Receivables Grantor
               Trust, Ser. 1997-A, Class A,
               5.85%, due 2/15/03                 Aaa        AAA             256
      5,600    Chase Credit Card Master
               Trust, Ser. 1997-2, Class A,
               6.30%, due 4/15/03                 Aaa        AAA           5,730
      1,792    Navistar Financial Owner
               Trust, Ser. 1996-B, Class A-3,
               6.33%, due 4/21/03                 Aaa        AAA           1,814

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $   4,720    Chemical Master Credit Card
               Trust 1, Ser. 1995-2, Class A,
               6.23%, due 6/15/03                 Aaa        AAA       $   4,833
      5,315    World Omni Automobile Lease
               Securitization Trust, Ser.
               1997-A, Class A-3, 6.85%, due
               6/25/03                            Aaa        AAA           5,488
      2,245    Chevy Chase Auto Receivables
               Trust, Ser. 1996-2, Class A,
               5.90%, due 7/15/03                 Aaa        AAA           2,247
      5,000    Standard Credit Card Master
               Trust I, Credit Card
               Participation Certificates,
               Ser. 1994-4, Class A, 8.25%,
               due 11/7/03                        Aaa        AAA           5,385
      4,354    ContiMortgage Net Interest
               Margin Notes, Ser. 1998-A,
               Class A, 7.92%, due 3/16/28      BBB(3)                     4,316  (4)
      3,770    IMC Excess Cashflow Trust,
               Ser. 1997-A, 7.41%, due
               11/26/28                         BBB(3)                     3,590  (4)
                                                                     -------------
               TOTAL ASSET-BACKED SECURITIES
               (COST $48,036)                                             48,341
                                                                     -------------
               BANKS & FINANCIAL INSTITUTIONS
               (25.1%)
      2,500    Merrill Lynch & Co., Inc.,
               Medium-Term Notes, Ser. B,
               6.64%, due 4/9/99                  Aa3        AA-           2,509
      5,240    Merrill Lynch & Co., Inc.,
               Medium-Term Notes, Ser. B,
               6.28%, due 6/25/99                 Aa3        AA-           5,257
      4,850    Chase Manhattan Bank USA,
               Senior Global Bank Notes,
               5.875%, due 8/4/99                 Aa2        AA-           4,886
      2,500    Associates Corp. of North
               America, Senior Notes, 6.375%,
               due 8/15/99                        Aa3        AA-           2,529
      5,180    CIT Group Holdings, Inc.,
               Medium-Term Notes, 6.25%, due
               10/25/99                           Aa3        A+            5,243
      3,940    First National Bank of
               Commerce, Senior Bank Notes,
               6.50%, due 1/14/00                 Aa2        AA-           4,013
      3,980    HomeSide Lending, Inc., Notes,
               6.875%, due 5/15/00                A1         A+            4,077
      5,000    Salomon Smith Barney Holdings
               Inc., Notes, 7.00%, due
               5/15/00                            Aa3         A            5,124
      1,300    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               7.08%, due 5/22/00                Baa1         A            1,305

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $   1,800    International Lease Finance
               Corp., Notes, 6.625%, due
               6/1/00                             A1         A+        $   1,836
      5,400    Comdisco, Inc., Notes, 6.50%,
               due 6/15/00                       Baa1       BBB+           5,523
      3,150    Countrywide Funding Corp.,
               Medium-Term Notes, Ser. A,
               7.31%, due 8/28/00                 A3          A            3,226
      7,090    Associates Pass-Through Asset
               Trust, Ser. 1997-1, 6.45%, due
               9/15/00                            Aa3        AA-           7,227(4)
      5,000    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               6.89%, due 10/10/00               Baa1         A            5,003
      3,600    Countrywide Home Loans, Inc.,
               Notes, 5.62%, due 10/16/00         A3          A            3,584
      1,725    Lehman Brothers Holdings Inc.,
               Medium-Term Notes, Ser. E,
               6.65%, due 11/8/00                Baa1         A            1,718
      2,000    NationsBank Corp., Senior
               Medium-Term Notes, Ser. E,
               5.70%, due 2/9/01                  Aa2        A+            2,029
      6,600    Capital One Bank, Bank Notes,
               5.95%, due 2/15/01                Baa3       BBB-           6,640
      4,430    Morgan Stanley, Dean Witter,
               Discover & Co., Global
               Medium-Term Notes, Ser. C,
               6.09%, due 3/9/01                  A1         A+            4,501
      6,660    Household Finance Corp.,
               Senior Medium-Term Notes,
               6.06%, due 5/14/01                 A2          A            6,742
      3,610    Riggs National Corp.,
               Subordinated Notes, 8.50%, due
               2/1/06                           Ba1(5)     BB-(5)          3,772
      2,400    Riggs National Corp.,
               Subordinated Debentures,
               9.65%, due 6/15/09               Ba1(5)     BB-(5)          2,685
                                                                     -------------
               TOTAL BANKS & FINANCIAL
               INSTITUTIONS
               (COST $88,737)                                             89,429
                                                                     -------------
               CORPORATE DEBT SECURITIES
               (36.6%)
      2,000    AT&T Capital Corp.,
               Medium-Term Notes, Ser.
               1997-4, 6.92%, due 4/29/99        Baa3        BBB           2,010
      7,000    Lockheed Martin Corp., Notes,
               6.55%, due 5/15/99                 A3        BBB+           7,050
      5,200    Williams Holdings of Delaware,
               Inc., Medium-Term Notes, Ser.
               A, 6.40%, due 6/17/99             Baa2       BBB-           5,237

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $   2,710    Arkla, Inc., Notes, 8.875%,
               due 7/15/99                       Baa1        BBB       $   2,777
      4,680    Time Warner Pass-Through Asset
               Trust, Ser. 1997-2, 4.90%, due
               7/29/99                           Baa3       BBB-           4,667(4)
      1,000    General Motors Acceptance
               Corp., Medium-Term Notes,
               6.15%, due 9/20/99                 A2          A            1,009
      3,655    Commonwealth Edison Co., First
               Mortgage Bonds, Ser. 90,
               6.50%, due 4/15/00                Baa2        BBB           3,737
      4,800    Norfolk Southern Corp., Notes,
               6.70%, due 5/1/00                 Baa1       BBB+           4,912
      5,490    Sears Roebuck Acceptance
               Corp., Medium-Term Notes, Ser.
               IV, 6.23%, due 7/12/00             A2         A-            5,580
      2,000    Ford Motor Credit Co.,
               Medium-Term Notes, 6.84%, due
               8/16/00                            A1          A            2,055
      3,220    MedPartners, Inc., Senior
               Subordinated Notes, 6.875%,
               due 9/1/00                         B3          B            2,604
      2,000    American General Finance
               Corp., Senior Notes, 6.125%,
               due 9/15/00                        A2         A+            2,026
      2,510    Chesapeake Corp., Notes,
               10.375%, due 10/1/00              Baa3        BBB           2,749
      1,730    BHP Finance (USA) Ltd.,
               Guaranteed Notes, 5.625%, due
               11/1/00                            A3          A            1,718
      2,300    General Electric Capital
               Corp., Global Medium-Term
               Notes, Ser. A, 5.52%, due
               1/15/01                            Aaa        AAA           2,328
      2,320    Fort James Corp., Notes,
               6.234%, due 3/15/01               Baa2       BBB-           2,336
      2,510    Revlon Worldwide Corp., Senior
               Secured Notes, Ser. B,
               Zero-Coupon, Yielding 10.75% &
               10.959%, due 3/15/01               B3         B-            1,481
      2,290    Colonial Realty Limited
               Partnership, Senior Notes,
               7.50%, due 7/15/01                Baa3       BBB-           2,421
      1,220    USA Waste Services, Inc.,
               Senior Notes, 6.125%, due
               7/15/01                           Baa3       BBB+           1,225
      3,300    Texas Utilities Co., Notes,
               5.94%, due 10/15/01               Baa3        BBB           3,300
      4,160    Tyco International Ltd.,
               Notes, 6.50%, due 11/1/01          A3         A-            4,290
      2,965    ICI Wilmington Inc.,
               Guaranteed Notes, 7.50%, due
               1/15/02                           Baa1        A-            3,176

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $   2,835    Black & Decker Corp.,
               Medium-Term Notes, Ser. A,
               8.90%, due 1/21/02                Baa2       BBB-       $   3,145
        900    Ford Motor Credit Co., Global
               Bonds, 6.50%, due 2/28/02          A1          A              924
      2,280    Fort James Corp., Senior
               Notes, 6.50%, due 9/15/02         Baa2       BBB-           2,368
      1,000    Safeway Inc., Medium-Term
               Notes, 8.57%, due 4/1/03          Baa2        BBB           1,117
      3,360    Stewart Enterprises, Inc.,
               Notes, 6.40%, due 5/1/03          Baa3        BBB           3,503
         60    Core-Mark International, Inc.,
               Senior Subordinated Notes,
               11.375%, due 9/15/03               B3          B               59
        705    Loomis Fargo & Co., Senior
               Subordinated Notes, 10.00%,
               due 1/15/04                        B3          B              668
        660    EOP Operating Limited
               Partnership, Notes, 6.625%,
               due 2/15/05                       Baa1        BBB             642
        495    Earle M. Jorgensen Co., Senior
               Notes, Ser. B, 9.50%, due
               4/1/05                             B3         B-              456
      1,750    Protection One, Inc., Senior
               Notes, 7.375%, due 8/15/05         Ba1       BBB-           1,739(4)
      1,300    Burlington Industries, Inc.,
               Notes, 7.25%, due 9/15/05         Baa3       BBB-           1,374
      4,200    Heritage Media Corp., Senior
               Subordinated Notes, 8.75%, due
               2/15/06                            B1         BB+           4,473
      4,320    Mark IV Industries, Inc.,
               Senior Subordinated Notes,
               7.75%, due 4/1/06                Ba2(6)     BB+(6)          4,136
        885    Federal-Mogul Corp., Notes,
               7.75%, due 7/1/06                Ba2(6)     BB+(6)            895
        400    Printpack, Inc., Senior
               Subordinated Notes, Ser. B,
               10.625%, due 8/15/06               B3         B+              396
      2,825    Time Warner Inc., Notes,
               8.11%, due 8/15/06                Baa3       BBB-           3,188
        400    Commonwealth Aluminum Corp.,
               Senior Subordinated Notes,
               10.75%, due 10/1/06                B2         B-              395
        680    Newport News Shipbuilding
               Inc., Senior Subordinated
               Notes, 9.25%, due 12/1/06          B1         B+              714
        660    Safelite Glass Corp., Senior
               Subordinated Notes, 9.875%,
               due 12/15/06                       B3          B              640  (4)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $   1,275    Pen-Tab Industries, Inc.,
               Senior Subordinated Notes,
               Ser. B, 10.875%, due 2/1/07        B3         B-        $   1,222
      1,050    Fonda Group, Inc., Senior
               Subordinated Notes, Ser. B,
               9.50%, due 3/1/07                  B3         B-              869
      1,250    GFSI Inc., Senior Subordinated
               Notes, 9.625%, due 3/1/07          B3         B-            1,178
        300    French Fragrances, Inc.,
               Senior Notes, Ser. B, 10.375%,
               due 5/15/07                        B2         B+              310
      2,410    Owens-Illinois, Inc., Senior
               Debentures, 8.10%, due 5/15/07   Ba1(7)     BB+(7)          2,529
        405    AmeriServe Food Distribution,
               Inc., Senior Subordinated
               Notes, 10.125%, due 7/15/07        B3         B-              332
        250    Safety Components
               International, Inc., Senior
               Subordinated Notes, 10.125%,
               due 7/15/07                        B3         B-              241
        880    HydroChem Industrial Services,
               Inc., Senior Subordinated
               Notes, Ser. B, 10.375%, due
               8/1/07                             B3         B-              872
      4,960    Interpool, Inc., Notes, 7.20%,
               due 8/1/07                         Ba1       BBB-           5,122
        190    Insilco Corp., Senior
               Subordinated Notes, 10.25%,
               due 8/15/07                        B3         B-              191
        520    NBTY, Inc., Senior
               Subordinated Notes, Ser. B,
               8.625%, due 9/15/07                B1         B+              510
      2,360    UPM-Kymmene Corp., Notes,
               6.875%, due 11/26/07              Baa1       BBB+           2,333  (4)
      2,490    IDEX Corp., Senior Notes,
               6.875%, due 2/15/08                Ba1       BBB-           2,585
      1,585    Central Maine Power & Co.,
               General and Refunding Mortgage
               Bonds, Ser. Q, 7.05%, due
               3/1/08                            Baa3       BBB+           1,630
      1,000    Thiokol Corp., Senior Notes,
               6.625%, due 3/1/08                Baa3        BBB           1,049
      3,410    Beckman Coulter, Inc., Senior
               Notes, 7.45%, due 3/4/08         Ba1(7)     BB+(7)          3,387
        160    APCOA, Inc., Senior
               Subordinated Notes, 9.25%, due
               3/15/08                           Caa1        B-              152
        610    IMPAC Group, Inc., Senior
               Subordinated Notes, 10.125%,
               due 3/15/08                        B3         B-              590  (4)

                                                                October 31, 1998
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                              Value(2)
   (000's                                           Rating(1)           (000's
  omitted)                                      Moody's      S&P       omitted)
-------------                                  ---------  ---------  -------------
  $     470    Trans-Resources, Inc., Senior
               Notes, Ser. B, 10.75%, due
               3/15/08                            B3         B-        $     461
        300    Columbus McKinnon Corp.,
               Senior Subordinated Notes,
               8.50%, due 4/1/08                  B2          B              279
        160    Great Central Mines Ltd.,
               Senior Notes, 8.875%, due
               4/1/08                             Ba2        BB              154
        450    Home Products International,
               Inc., Senior Subordinated
               Notes, 9.625%, due 5/15/08         B3          B              393
      1,555    Owens-Illinois, Inc., Senior
               Notes, 7.35%, due 5/15/08        Ba1(7)     BB+(7)          1,558
      1,500    CSC Holdings, Inc., Senior
               Notes, 7.25%, due 7/15/08          Ba2        BB+           1,459
      1,085    Tenet Healthcare Corp., Senior
               Subordinated Notes, 8.125%,
               due 12/1/08                        Ba3        BB-           1,072  (4)
        520    KinderCare Learning Centers,
               Inc., Senior Subordinated
               Notes, Ser. B, 9.50%, due
               2/15/09                            B3         B-              489
                                                                     -------------
               TOTAL CORPORATE DEBT
               SECURITIES (COST $130,792)                                130,487
                                                                     -------------
               FOREIGN GOVERNMENT
               SECURITIES(8) (2.0%)
 SEK 53,100    Kingdom of Sweden, 5.50%, due
               4/12/02
               (COST $7,007)                      Aa1        AA+           7,089
                                                                     -------------
               CORPORATE COMMERCIAL PAPER
               (2.0%)
      7,000    Nestle Capital Corp., 4.75%,
               due 11/2/98
               (COST $6,998)                      P-1       A-1+           6,998  (9)
                                                                     -------------
               TOTAL INVESTMENTS (98.6%)
               (COST $350,314)                                           351,737  (10)
               Cash, receivables and other
               assets, less liabilities
               (1.4%)                                                      4,919
                                                                     -------------
               TOTAL NET ASSETS (100.0%)                             $   356,656
                                                                     -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 1998
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio
 1) Credit ratings are unaudited.
 2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 1998, these securities amounted to $26,174,000 or 7.3% of net assets.
 5) Rated BBB by Thomson BankWatch, Inc.
 6) Rated BBB- by Fitch Investors Services, Inc.
 7) Rated BBB- by Duff & Phelps Credit Rating Co.
 8) Principal amount is stated in the currency in which the security is denominated.
    SEK -- Swedish Krona
 9) At cost, which approximates market value.
10) At October 31, 1998, the cost of investments for Federal income tax purposes was $350,314,000. Gross unrealized appreciation of investments was $4,549,000 and gross unrealized depreciation of investments was $3,126,000, resulting in net unrealized appreciation of $1,423,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                     October 31,
(000'S OMITTED)                                          1998
                                                    --------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $     351,737
      Cash                                                     32
      Interest receivable                                   4,874
      Receivable for forward foreign currency
        exchange contracts sold (Note C)                       85
      Receivable for securities sold                           25
      Receivable for variation margin (Note A)                 19
      Prepaid expenses and other assets                         6
                                                    --------------
                                                          356,778
                                                    --------------
LIABILITIES
      Payable to investment manager (Note B)                   74
      Accrued expenses                                         48
                                                    --------------
                                                              122
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     356,656
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     354,869
      Net unrealized appreciation in value of
        investment securities, financial futures
        contracts, translation of assets and
        liabilities in foreign currencies, and
        foreign currency contracts                          1,787
                                                    --------------
NET ASSETS                                          $     356,656
                                                    --------------
*Cost of investments                                $     350,314
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Year Ended
                                                    October 31,
(000'S OMITTED)                                         1998
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $    22,319
                                                    ------------
    Expenses:
      Investment management fee (Note B)                    833
      Custodian fees (Note B)                               129
      Legal fees                                             71
      Auditing fees                                          30
      Trustees' fees and expenses                            23
      Accounting fees                                        10
      Insurance expense                                       5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    4
      Miscellaneous                                           2
                                                    ------------
        Total expenses                                    1,107
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (1)
                                                    ------------
        Total net expenses                                1,106
                                                    ------------
        Net investment income                            21,213
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                 (261)
    Net realized loss on financial futures
      contracts (Note A)                                 (3,657)
    Net realized loss on foreign currency
      transactions (Note A)                                (646)
    Change in net unrealized appreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                   180
                                                    ------------
        Net loss on investments                          (4,384)
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    16,829
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                   Year Ended
                                                   October 31,
(000'S OMITTED)                               1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      21,213   $      18,661
    Net realized loss on investments             (4,564)           (990)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   180           2,266
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            16,829          19,937
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    71,026          61,720
    Additions related to reorganization
      (Note D)                                   54,073              --
    Reductions                                  (78,238)        (56,000)
                                          -----------------------------
    Net increase in net assets resulting
      from transactions in investors'
      beneficial interests                       46,861           5,720
                                          -----------------------------
NET INCREASE IN NET ASSETS                       63,690          25,657
NET ASSETS:
    Beginning of year                           292,966         267,309
                                          -----------------------------
    End of year                           $     356,656   $     292,966
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1998
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Limited Maturity Bond Portfolio (the "Portfolio") is a separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: The Portfolio may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      At October 31, 1998, open positions in financial futures contracts were as follows:

                                                                                           UNREALIZED
                                                                                           APPRECIATION
    EXPIRATION                           OPEN CONTRACTS                      POSITION      (DEPRECIATION)
    -------------------------------------------------------------------------------------------------
     December 1998      505 U.S. Treasury Notes, 2 Year                        Long        $ 757,000
     December 1998       65 U.S. Treasury Notes, 5 Year                        Short         (82,000)
     December 1998      250 U.S. Treasury Notes, 10 Year                       Short        (398,000)

   At October 31, 1998, the Portfolio had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

    PRINCIPAL
    AMOUNT                        SECURITY
    ---------------------------------------------------------
                Fort James Corp., Senior Notes, 6.50%, due
    $  410,000  9/15/02
                Chase Credit Card Master Trust, Ser. 1997-2,
     1,480,000  Class A, 6.30%, due 4/15/03

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount

   (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Organization expenses incurred by the Portfolio were fully amortized as of October 31, 1998.
9) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $510.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1998, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $130,329,000 and $156,934,000, respectively.

   During the year ended October 31, 1998, the Portfolio had entered into various contracts to deliver currencies at specified future dates. At October 31, 1998, open contracts were as follows:

                                                  CONTRACTS      IN EXCHANGE                  SETTLEMENT
SALES                                            TO DELIVER          FOR                         DATE
--------------------------------------------------------------------------------------------------------------------------
GERMAN MARK                                       11,730,000     $7,173,000                    11/19/98

                                                                 NET
                                                               UNREALIZED
SALES                                             VALUE        APPRECIATION
---------------------------------------------
GERMAN MARK                                    $ 7,088,000     $85,000

NOTE D -- REORGANIZATION:
   On February 27, 1998, the Portfolio acquired all of the net assets of Neuberger Berman Ultra Short Bond Portfolio ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. This was accomplished by Neuberger Berman Ultra Short Bond Fund and Neuberger Berman Ultra Short Bond Trust withdrawing their assets from Ultra Short and reinvesting those assets in the Portfolio. The reorganization was tax-free to investors. Ultra Short's net assets as of February 27, 1998 ($54,072,964), including $338,550 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and Ultra Short immediately before the reorganization were $297,668,015 and $54,072,964, respectively, resulting in aggregate net assets of $351,740,979 immediately after the reorganization.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                            Year Ended October 31,
                                             1998        1997        1996        1995        1994
                                            -------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                           .33%        .33%        .33%        .33%         --
                                            -------------------------------------------------------
    Net Expenses                                .33%        .33%        .33%        .33%        .34%
                                            -------------------------------------------------------
    Net Investment Income                      6.38%       6.70%       6.45%       6.55%       5.86%
                                            -------------------------------------------------------
Portfolio Turnover Rate                          44%         89%        169%         88%        102%
                                            -------------------------------------------------------
Net Assets, End of Year (in millions)        $356.7      $293.0      $267.3      $319.6      $316.1
                                            -------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Limited Maturity Bond Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neuberger Berman Limited Maturity Bond Portfolio, a series of Income Managers Trust (the "Trust"), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of Income Managers Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
Boston, Massachusetts                                      /s/ ERNST & YOUNG LLP
December 4, 1998

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger Berman Management Inc., Neuberger Berman Limited Maturity Bond Trust, and Neuberger Berman Income Trust are registered service marks of Neuberger Berman Management Inc.
-C- 1998 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)
   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 1998, for Neuberger Berman Limited Maturity Bond Trust. For Neuberger Berman Ultra Short Bond Trust, the percentage of income shown is for the period from November 1, 1997 to February 27, 1998. This information should not be used to complete your tax returns.

                                                 CALIFORNIA,
                                                 CONNECTICUT, MAINE
                                                 AND        AND        ALL
                                                  NEW       NEW       OTHER
NEUBERGER BERMAN                                 YORK      HAMPSHIRE  STATES
----------------------------------------------------------------------------
ULTRA SHORT BOND TRUST                           0.0%      17.7%      18.9%
LIMITED MATURITY BOND TRUST                       0.0        2.8        4.6

   In January 1999 you will receive information to be used in filing your 1998 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar 1998. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




  NEUBERGER BERMAN

            NEUBERGER BERMAN MANAGEMENT INC.
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            WWW.NBFUNDS.COM









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